OTHER CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of other current assets

Other current assets consist of the following:

	As of September 30,	As of March 31,
	2022	2023
Due from a service provider (1)	36,100	37,552
Deposit for share settlement (2)	21,341	20,602
Due from shareholders (3)	—	13,910
Others	1,588	1,906
	59,029	73,970

(1)
Upon asset acquisition with Beautiful House, the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House. To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and loans are repayable on demand.
(2)
Upon settle payables due to Beautiful House arising from asset acquisition, the Group made a deposit of RMB 20,602 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.
(3)
During the six months ended March 31, 2023, the Company paid RMB 13,910 on behalf of certain shareholders who owned less than 5% of outstanding shares of the Company, for transfer of their ordinary shares into ADS which could be traded in the open market. The balance was repayable on demand.